Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Note 1. Organization and Description of Business
Organization and Description of Business
Blaize Holdings, Inc. (together with its subsidiaries, “Blaize,” or the “Company”) is headquartered in El Dorado Hills, California. The condensed consolidated financial statements of the Company, post-Merger (as defined below), include the accounts of the Company and its wholly owned subsidiaries. Prior to the Merger, the Company’s condensed consolidated financial statements included that of Legacy Blaize, as defined below, and included the accounts of Legacy Blaize and its wholly owned subsidiaries.
The Company designs and develops low-power, high-efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software, offering edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the smart city, defense, retail and enterprise markets.
Merger and Reverse Recapitalization
On January 13, 2025 (the “Closing Date”), the Company consummated the transaction (the “Merger”) contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of December 22, 2023 (as amended on April 22, 2024, October 24, 2024 and November 21, 2024), with BurTech Acquisition Corp. (“BurTech”), BurTech Merger Sub, Inc. (“Merger Sub”), Blaize, Inc. (“Legacy Blaize”), and for the limited purposes set forth therein, Burkhan Capital LLC (“Burkhan”), a Delaware limited liability company and an affiliate of BurTech. On the Closing Date, Merger Sub merged with and into Legacy Blaize, with Legacy Blaize surviving the Merger as a wholly owned subsidiary of the Company (together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
Concurrent with the Merger, BurTech was renamed Blaize Holdings, Inc. Beginning on January 14, 2025, Blaize’s common stock and warrants trade on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbols “BZAI” and “BZAIW”, respectively.
Accounting for the Merger
The Merger is accounted for as a reverse recapitalization, with BurTech treated as the acquired company and Legacy Blaize treated as the acquirer for financial reporting purposes. This accounting treatment is equivalent to Legacy Blaize issuing stock for the net assets of BurTech, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Merger are those of Legacy Blaize. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. Legacy Blaize shareholders were issued 87,314,968 shares of common stock.
Prior to the Merger, BurTech LP, LLC (“BurTech LP”) was the sponsor of BurTech (the “Sponsor”) and with the close of the Merger, BurTech LP and its affiliated entities have remained a significant shareholder in Blaize.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Liquidity and Going Concern
The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve months following the issuance of these condensed consolidated financial statements. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.
Since the inception of the Company and through September 30, 2025, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative operating cash flows since its inception, including net losses of $203.6 million and $54.5 million for the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, the Company had cash and cash equivalents of $24.0 million, and an accumulated deficit of $632.9 million.
On July 14, 2025, the Company entered into a Common Stock Purchase Agreement (the “Committed Equity Facility”) and a related Registration Rights Agreement with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the Committed Equity Facility, the Company has the right, but not the obligation, to sell to B. Riley up to an aggregate of $50.0 million in gross proceeds of newly issued shares of the Company’s common stock, subject to certain conditions and limitations, which will be used to further support the Company’s growth strategy (see Notes 2, 6 and 13).
The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including its revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance its operations, the Company will need to raise additional financing. There can be no assurance that the Company will be able to raise additional financing.
As a result of the above, in connection with its assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about its ability to continue as a going concern through one year from the date that these condensed consolidated financial statements are issued.

Note 1. Description of Business

Blaize,
Inc. (collectively “Blaize” or “the Company”) was originally incorporated on
February 16, 2010
, as a Delaware corporation under the name of ThinCI, Inc. and commenced operations at that time. On October 17, 2019, the Company’s Board of Directors adopted a Restated Certificate of Incorporation, which changed the Company’s name to Blaize, Inc. The Company is headquartered in El Dorado Hills, California, and consists of four separate legal entities: Blaize, Inc. (United States of America), Blaize New Computing Technologies India Private Limited (India), Blaize Technologies Philippines, Inc. (Philippines) and Blaize U.K. LTD (England). Blaize designs and develops low-power,
high-efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software. Blaize leads a new generation of computing, which unleashes the potential of AI in order to enable significant increases in the value that technology delivers to improve the way people work and live. The Company offers transformative edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the automotive, retail, security and industrial markets.
In November
 2023, the Company entered into a Memorandum of Understanding with a United Arab Emirates (“UAE”) based third-party investment entity to establish a cooperative framework for both entities to discuss and explore commercial and technical collaboration in the UAE. The collaboration is intended to be operationalized through a newly created entity, Blaize Artificial Intelligence Middle East, LLC, in which the Company has a
35
% ownership. As of December 31, 2024, there has not been an operating agreement executed between the Company and the holder of the
65
% interest that would make the Company the primary beneficiary of this new legal entity. The newly established entity has incurred insignificant expenses since its incorporation.
Merger Agreement
On January 13, 2025 (the “Closing Date”), BurTech Acquisition Corp. (“BurTech”) and its subsidiary, BurTech Merger Sub, Inc, (“Merger Sub”), and Blaize, Inc. (“Legacy Blaize”) consummated the transaction contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of December 22, 2023 (as amended on April 22, 2024, October 24, 2024 and November 21, 2024), with BurTech Merger Sub, Inc., Blaize, Inc., and for the limited purposes set forth therein, Burkhan Capital LLC, a Delaware limited liability company and affiliate of BurTech (“Burkhan”). Under the Merger Agreement, Merger Sub was merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of BurTech (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Merger”).
Concurrent with the Merger, BurTech was renamed Blaize Holdings, Inc. (“Blaize Holdings”). Beginning on January 14, 2025, Blaize Holdings’ common stock and warrants trade on NASDAQ under the ticker symbols “BZAI” and “BZAIW”, respectively.
Prior to the Merger, BurTech LP LLC was the sponsor of BurTech (the “Sponsor”) and with the close of the Merger either BurTech LP LLC or its affiliated entities, has remained a significant shareholder in Blaize Holdings.
The equity exchange and other financing-related matters associated with the Merger are summarized as follows:
Legacy Blaize Convertible Promissory Notes and Equity
Immediately before the closing of the Merger, the convertible notes outstanding plus all accrued and unpaid interest, each of the issued and outstanding shares of redeemable convertible preferred stock, and all outstanding warrants, net exercised, were automatically converted into shares of the Company’s common stock. Upon the consummation of the Merger, each share of the Company’s common stock issued and outstanding were canceled and converted into the right to receive shares of Blaize Holdings Class A common stock and each share of Merger Sub Capital Stock was converted into one share of Blaize Holdings Class A common stock
, par value $
0.0001
.

Further upon the Closing Date, (i) each Company option granted was converted into (a) the right to receive a number of Blaize Holdings Earnout Shares and (b) a Blaize Holdings option, upon substantially the same terms and conditions as in effect with respect to the corresponding Company option and (ii) each Company RSU granted was converted into (a) the right to receive a number of Blaize Holdings Earnout Shares and (b) a Blaize Holdings restricted stock unit (“RSU”), upon substantially the same terms and conditions as in effect with respect to the corresponding Blaize RSU.
Earnout Arrangement with holders of Legacy Blaize Common Stock and outstanding equity awards
Concurrent
 with the Closing Date, holders of the Company common stock and outstanding equity awards (including stock options and RSU holders) agreed to the right to receive up to an aggregate amount of
15,000,000
shares of Blaize Holdings Class A Common
Stock (the “Earnout Shares”) during specified periods following the Merger (the “Earnout Period”) that will be issued if the following targets or triggering events are achieved:

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $12.50 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $15.00 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $17.50 per share for twenty (20) trading days within a thirty (30) consecutive trading day period;

•
3,750,000 Earnout Shares will be issued upon the occurrence of the first date during the Earnout Period on which the closing stock price of Blaize Holdings Class A Common Stock is greater than or equal to $20.00 per share for twenty (20) trading days within a thirty (30) consecutive trading day period.

Company employees entitled to receive Earnout Shares with respect to Blaize Holdings options and RSUs, must provide service through the date the target is achieved and if an employee departs, the Earnout Shares are reallocated to the remaining pool of recipients who received the right to the Earnout Shares on the Closing Date.
Additionally,
Burkhan agreed to the right to receive up to an aggregate amount of 2,600,000 shares of Blaize Holdings Class A Common Stock following the occurrence of each triggering event stated above (the “Burkhan Earnout Shares”). The Burkhan Earnout Shares will vest in four equal tranches of 325,000 shares plus 325,000 Blaize Holdings Class A Common Stock multiplied by the cash ratio (the “Proportionate Shares Number”). The “Cash Ratio” is the ratio equal to (x) Available Acquiror Cash, divided by (y) the Minimum Cash Amount (both of such terms as defined in the Merger Agreements).
Other Arrangements entered into at time of Merger or assumed upon Merger:
Blaize Warrants
On January 13, 2025, upon closing of the Merger, 28,750,000 of public warrants and 898,250 of private warrants of BurTech that were outstanding immediately before to the Merger became warrants of Blaize Holdings.
PIPE Shares
From December 31, 2024 through January 13, 2025, BurTech and certain subscribers (each, a “Subscriber” and collectively, the “Subscribers”) entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) under which BurTech agreed to issue and sell to the Subscribers, immediately before the Closing Date, collectively, 1,540,300 shares of Class A Stock (the “PIPE Shares”) at a price per share equal to $10.00 (the “PIPE Investment”). Such shares that were outstanding immediately prior to the Merger became shares of Blaize Holdings. See Note 17.

Sponsor Note
On January 13, 2025, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the Sponsor issued a secured promissory note and pledge agreement (the “Sponsor Note”) to BurTech (the “Holder”) in the principal amount of $8,753,744 bearing an interest rate of 7% with annual compounding, compounded on December 31 each year the Sponsor Note remains outstanding for the remaining principal amount of the Sponsor Note as at the maturity date, until such remaining principal amount is paid. Pursuant to the Sponsor Note, the Sponsor granted a first priority security interest in, and pledges, 2,000,000 shares of Class A Stock and all additions, accessions and substitutions to the Holder to secure the satisfaction by the Sponsor of all its obligations to the Holder under the Sponsor Note. The Sponsor Note was issued in connection with the consummation of the Business Combination in satisfaction of the acquiror transaction expenses (as defined in the Merger Agreement) that were due to third-party service providers on or immediately following the Merger. As consideration for entry into the Sponsor Note, BurTech issued 750,000 shares of Class A Stock (“Sponsor Note Shares”) to the Sponsor in accordance with the terms of the Sponsor Note (the “Sponsor Note Issuance” and together with the PIPE Investment, the “Private Placements”). The shares of Class A Stock issued in consideration for the Sponsor Note were offered in a private placement under the Securities Act, pursuant to the Sponsor Note. Upon the Closing Date, such shares and note remained outstanding instruments of Blaize Holdings. See Note 17.
Non-Redemption
Agreement
On and around December 31, 2024, BurTech entered into an agreement
(“Non-Redemption
Agreement”) with one or more unaffiliated stockholders of BurTech (each, an “Investor”) who agreed not to redeem (or validly rescind any redemption requests on) their shares of BurTech Class A common stock, par value $0.0001 per share of BurTech
(“Non-Redeemed
Shares”). In exchange for the foregoing commitments not to redeem the
Non-Redeemed
Shares, Blaize and BurTech LP LLC have agreed to guarantee that each Investor receives a return of $1.50 per
Non-Redeemed
Share whether an Investor (i) sells the
Non-Redeemed
Shares in the open market or (ii) exercises its option to require Blaize Holdings to repurchase the
Non-Redeemed
Shares in accordance with the
Non-Redemption
Agreement.
Registration Rights Agreement
Pursuant to the Merger Agreement, at the Closing Date, Blaize Holdings, the Sponsor, certain significant securityholders of the Company and certain of their respective affiliates entered into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), in which Blaize Holdings agreed to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of Blaize Holdings Class A Common Stock and other equity securities of Blaize Holdings that are held by the parties thereto from time to time on the terms and subject to the conditions set forth therein.
Lock-up
Agreement
At the Closing Date, Blaize Holdings entered into
lock-up
agreements (the
“Lock-up
Agreements”) with (i) certain of Blaize Holdings’ directors and officers, (ii) certain stockholders of Blaize Holdings and (iii) Burkhan, in each case, restricting the transfer of Blaize Holdings Class A Common Stock and any shares of Blaize Holdings Class A Common Stock issuable upon the exercise or settlement, as applicable, of Blaize Holdings Options or Blaize Holdings RSUs held by it immediately after the effective time of the Merger. The restrictions under the
Lock-up
Agreements began at the Closing Date and end on the date that is 180 days after the Closing Date, or upon the earlier of (x) the last reported sale price of Blaize Holdings common stock reaching $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Closing Date and (y) the liquidation of Blaize Holdings.

Accounting for the Business Combination
The merger between the Company and BurTech will be accounted for as a reverse recapitalization, with BurTech being treated as the “acquired” company for financial reporting purposes. Blaize has been determined to be the accounting acquirer of BurTech based on the following facts and circumstances:

•	Blaize is the larger entity in terms of substantive operations and employee base and its operations represent the ongoing operations of the combined entity.

•	Blaize’s existing shareholders have the greatest voting interest in the combined entity.

•	Blaize’s existing shareholders have the ability to control decisions regarding election and removal of the combined entity’s board of directors.

•	Blaize’s senior management is the senior management of the combined entity.

•	The combined company name is named Blaize Holdings, Inc., i.e. the combined entity has assumed Blaize’s name.
For accounting purposes, the reverse recapitalization is the equivalent of the Company issuing stock for the net assets of BurTech, accompanied by a recapitalization. The net assets of BurTech will be stated at historical cost, with no goodwill or other intangible assets being recorded. Operations prior to the reverse recapitalization will be those of the Company. The consolidated financial statements as of and for the periods prior to December 31, 2024 have not been adjusted to reflect the Merger.
Liquidity and Going Concern
The Company’s consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve months following the issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.
Since inception
 of the Company and through December 31, 2024, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative cash flows since its inception, including a net loss of $
61.2
 million and $
87.6
 million for the years ended December
31
,
2024
and
2023
, respectively. As of December
31
,
2024
, the Company had cash and cash equivalents of approximately $
50.2
 million, a net working capital deficit of $
114.5
 million, and an accumulated deficit of $
429.3
 million.
The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional debt financing and public or private equity offerings or other means. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.
As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year from the
date these consolidated financial statements are available to be issued.